SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

The Group’s businesses have been significantly impacted by the global outbreak of COVID-19 and as a result, incurred net losses during the year ended December 31, 2020 and 2021. As of December 31, 2021, the Group’s total current liabilities exceeded its total current assets by RMB5,726 (US$898 million), which mainly attributed to the scheduled repayments of the Group’s Convertible Senior Notes of US$475 million (RMB3,027) due in November 2022, and the outstanding bank borrowing of EUR338 million (RMB2,440) under its long-term bank credit facility of EUR440 million (RMB3,177) due in December 2022. These conditions may raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

However, the management has evaluated the significance of the conditions and regards the going concern assumption as appropriate based on the following considerations:

●	The Group generated positive cash flow from operations for several consecutive years with a net operating cash inflow of RMB1,342 for the year ended December 31, 2021;
●	The Group has performed a review of its cash flow forecasts for the twelve month period after the date that the financial statements are issued and believes that its operating cash flow will be positive.

Management believes the relevant conditions that raise substantial doubt on going concern are mitigated by the following plans and actions:

●	The Group has the ability to sell its short-term investments that can be readily convertible into cash, the fair value of which was approximately RMB2,589 as of December 31, 2021;
●	As of March 31, 2022, the Group had unused bank credit facilities of approximately RMB2,994. Based on the Group’s historical experience, requests for drawdowns will be approved by the banks provided that the Group submits the required supporting documentation and the amount is within the credit limit granted;

In addition, the Group is in the process to obtain long term credit facilities from commercial banks. While final approval has not been obtained, management of the Group believe it is likely such credit facilities can be obtained to replace its existing long-term bank credit facility of EUR 440 million (RMB3,177) due in December 2022. Based on the above factors, management believes that adequate sources of liquidity exist to fund the Group’s working capital and capital expenditures requirements, and to meet its other liabilities and commitments as they become due for at least twelve months from the issuance of these consolidated financial statements.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

Variable Interest Entities

Variable Interest Entities

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Company is deemed as the primary beneficiary of and consolidates variable interest entities when the Company has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

As of December 31, 2020 and 2021, the Group consolidated eight and seven entities under VIE model, and the impact of the consolidated VIEs are immaterial to the Group’s consolidated financial statements.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels and the funds that it serves as general partner or fund manager to identify potential variable interest entities. Generally, these entities that operate the manachised and franchised hotels qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance. For the disclosure of significant non-consolidated variable interest entities, see Note 7 Investments.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment, right-of-use assets and intangible assets with definite lives, valuation allowance of deferred tax assets, purchase price allocation, impairment of investment, goodwill and intangible assets without definite lives and incremental borrowing rate used to measure lease liabilities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash Restricted cash mainly represents deposits used as security against borrowings, deposits restricted due to contract disputes or lawsuit and cash restricted for special purposes.
Investments

Investments

Investments represent equity-method investments, equity investments with readily determinable fair values, equity investments without readily determinable fair values and available-for-sale debt securities.

The Group accounts for equity investment in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of comprehensive income. Dividends received reduce the carrying amount of the investment. When the Group’s share of loss in an equity-method investee equals or exceeds its carrying value of the investment in that entity, the Group continues to report its share of equity method losses in the statements of comprehensive income to the extent and as an adjustment to the carrying amount of its other investments in the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other-than- temporary.

Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with unrealized gains and losses from fair value changes recognized in net income in the consolidated statements of comprehensive income.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the amount by which the carrying value exceeds the fair value of the investment.

Debt securities that the company has no intent to hold till maturity or may sell the security in response to the changes in economic conditions are classified as available-for-sale debt securities. Available-for-sale debt securities are reported at fair value, with unrealized gains and losses (other than impairment losses) recognized in accumulated other comprehensive income or loss. Realized gains and losses on debt securities are recognized in the net income in the consolidated statements of comprehensive income. Before the adoption of Accounting Standards Update (“ASU”) 2016-13 (codified as ASC 326), Measurement of Credit Losses on Financial Instruments, the amount of the total impairment related to the credit loss was recognized in the income statement and the amount related to all other factors is recognized in other comprehensive income, net of applicable taxes, and the impairment losses recognized in the income statement cannot be reversed for any future recoveries. After the adoption of ASC 326 on January 1, 2020, credit-related impairment is measured as the difference between the debt security’s amortized cost basis and the present value of expected cash flows and is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The allowance should not exceed the amount by which the amortized cost basis exceeds fair value.

As a result of the impairment analysis, the Group recorded an impairment of RMB10, RMB92 and RMB63 in 2019, 2020 and 2021, respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice or accrued amount less an allowance for credit losses. Before the year 2020, the Group established an allowance for doubtful accounts primarily based on the aging of the receivables and factors surrounding the credit risk of specific customers. After the adoption of ASC 326 Financial instruments- credit losses on January 1, 2020, the accounts receivable balance reflects invoiced and accrued revenue and is presented net of an allowance for credit losses. The Group establishes current expected credit losses (“CECL”) for pools of assets with similar risk characteristics by evaluating historical levels of credit losses, current economic conditions that may affect a customer’s ability to pay, and creditworthiness of significant customers. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately. The Group mainly focuses on historical collection experience and considers aging or specific customer circumstance.

Additionally, the Group records an allowance on other forms of financial assets, including other current assets, other assets and amounts due from related parties with the similar approach of accounts receivable.

Loan receivables, net

Loan receivables, net

The Group entered into entrusted loan agreements with certain franchisees with the typical terms to be two to three years and annual interest rates ranging from 8.0% to 8.5%, and with other unrelated third-parties with the annual interest rates mostly ranging from 4.8% to 15.0%. Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group classified loan receivables as long-term or short-term investments according to their contractual maturity or expected holding time. Before the year of 2020, the Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the life of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A credit allowance will be established for the loans unable to collect. The Group adopted ASC 326 on January 1, 2020 utilizing the modified retrospective approach. After the adoption of ASC 326, the Group estimates the CECL based on the expectation of future economic conditions, historical collection experience and a loss-rate approach whereby the allowance is calculated using the probability of default and recovery rates and multiplying it by the asset’s amortized cost at the balance sheet date.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables, operating supplies, food and beverage inventory items. Small appliances and bedding for new hotels opened are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables and beddings replacement are expensed when used.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	1-20 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements and property under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net

Intangible assets, net

Intangible assets consist primarily of brand name, master brand agreement, non-compete agreements, franchise or manachise agreements and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, master brand agreement, non-compete agreements, franchise or manachise agreements, favorable lease agreements and other intangible assets acquired from business combination are recognized and measured at fair value upon acquisition.

Non-compete agreements and franchise or manachise agreements are amortized over the expected useful life and remaining franchise contract terms, respectively. Purchased software is stated at cost less accumulated amortization.

The favorable lease agreements in which the Group acts as a lessor were accounted as intangible assets as before, which are amortized over remaining operating lease terms.

Intangible assets with finite useful lives are amortized using the straight-line method over their respective estimated useful lives over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These estimated useful lives are generally as follows:

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Non-compete agreements	2 - 10 years based on specified non-compete period
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Almost all the brand names acquired by the Group are considered to have indefinite useful lives since there are no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of these brands and these brands can be renewed at nominal cost. Master brand agreement, acquired in Accor acquisition, granted the Group certain franchise rights with initial term of 70 years, and can be renewed without substantial obstacles. As a result, the useful life is determined to be indefinite. The Group evaluates the brand name and master brand agreement each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand names and master brand agreement with its carrying amount. If the carrying amount of brand names and master brand agreement exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measures the fair value of the brand names under the relief-from-royalty method, the master brand agreement under the multi-period excess earnings method. The determination of the fair value requires management to make significant estimates and assumptions related to forecasts of future revenues, operating margin, royalty saving rate and discount rates to estimate the net present value of future cash flows.

Management performs its annual brand names and master brand agreement impairment test on November 30 and when triggering events occurred. As of December 31, 2020 and 2021, the estimated fair value of the indefinite-lives intangible assets of legacy Huazhu significantly exceeded of its carrying value. Therefore, there was no impairment loss recognized for the years ended December 31, 2019, 2020 and 2021. For its indefinite-lives intangible assets of legacy DH, there were 3 brand names acquired in DH acquisition. The estimated fair value of one brand name was lower than its carrying amount, and an impairment of RMB160 was recognized, which reduced the carrying value by 6%. A 5% increase in the discount rate or decrease in royalty saving rate could result in further impairment charges of approximately RMB160 and RMB120, respectively. In addition, the estimated fair value of the other two brand names acquired in DH acquisition exceeded its carrying value by approximately RMB82 and RMB57, which accounted for 13% and 14% of its carrying value, respectively. A 5% increase in the discount rate or decrease in royalty saving rate could reduce the fair value of these two brand names by RMB48 and RMB33, or RMB36 and RMB23, respectively.

Land use rights

Land use rights

The land use rights represent the operating lease prepayments for the rights to use the land in the PRC under ASC 842, which are amortized on a straight-line basis over the remaining term of the land certificates, between 30 to 50 years. Amortization expense of land use rights for the years ended December 31, 2019, 2020 and 2021 amounted to RMB8, RMB7 and RMB7, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets including property and equipment, net, right-of-use assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the long-lived assets exceeded the future undiscounted net cash flows, and recognized an impairment loss of RMB3, RMB180 and RMB157 during the years ended December 31, 2019, 2020 and 2021, respectively.

Fair value of the long-lived assets was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Before the adoption of ASU No. 2017-04, Intangibles-Goodwill and Other, the Group performed a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit is identified as an operating segment or one level below an operating segment (also known as a component) for which discrete financial information is available and is regularly reviewed by segment manager. Before the acquisition of Deutsche Hospitality, all the acquired business has been migrated to the Group’s business, and the Group’s management regularly reviews operation data including industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, rather than discrete financial information for the purpose of performance evaluation and resource allocation at brand level. The Group concluded that it had only one reporting unit, and therefore the goodwill impairment testing was performed on consolidation level. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. The Group adopted ASU No. 2017-04, Intangibles-Goodwill and Other on January 1, 2020, which requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any. Upon the acquisition of Deutsche Hospitality, the Group concludes there are two reporting units, which are legacy Huazhu and legacy DH since the segment manager regularly reviews discrete financial information for legacy Huazhu and legacy DH separately. The goodwill impairment testing was performed at each reporting unit level. If the carrying amount of a reporting unit exceeds its fair value, an impairment amounts to that excess should be recognized in the statement of comprehensive income.

Fair value of the equity value was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Management performs its annual goodwill impairment test on November 30 and when triggering events occurred. The Group recorded an impairment of nil, RMB437 and nil for the years ended December 31, 2019, 2020 and 2021. The Group considered assumptions based on the current economic environment in its annual impairment assessment, including the inherent risk and uncertainty due to the stay-in-place measures enacted, consumer confidence levels, and the ongoing impact of the COVID-19 pandemic on the hospitality industry. Based on the analysis, the Group concluded that the goodwill of legacy Huazhu was not impaired for the years ended December 31, 2019, 2020 and 2021 as the estimated fair value of the reporting unit of legacy Huazhu far exceeded its carrying value as of the end of each year. For the goodwill of legacy DH, the Group performed impairment test and recorded an impairment of RMB437 during the year of 2020. The estimated fair value of the reporting unit of legacy DH exceeded its carrying value, as such no impairment charges were recorded for the year ended December 31, 2021.

As of December 31, 2020 and 2021, the estimated fair value of the reporting unit of legacy Huazhu exceeded over 100%of its carrying value. As of December 31, 2020 and 2021, the estimated fair value of the reporting unit of legacy DH exceeded its carrying value by approximately RMB244 and RMB421, which accounted for 6% and 13% of its carrying value. A 5% decline in the underlying projected cash flow or increase in the discount rate could have resulted in goodwill impairment charges of approximately RMB42 and RMB175 in 2020. A 5% decline in the underlying projected cash flows or increase in the discount rate could have reduced the fair value of approximately RMB313 and RMB359 in 2021.

Revenue recognition

Revenue recognition

Revenue are primarily derived from products and services in leased and owned hotels, contracts of manachised and franchised hotels with third-party franchisees as well as activities other than the operation of hotel businesses.

Leased and owned hotel revenues

Leased and owned hotel revenues are primarily derived from the rental of rooms, food and beverage sales and other ancillary goods and services, including but not limited to souvenir, laundry, parking and conference reservation. Each of these products and services represents an individual performance obligation and, in exchange for these services, the Group receives fixed amounts based on published rates or negotiated contracts. Payment is due in full at the time when the services are rendered or the goods are provided. Room rental revenue is recognized on a daily basis when rooms are occupied. Food and beverage revenue and other goods and services revenue are recognized when they have been delivered or rendered to the guests as the respective performance obligations are satisfied.

Manachised and franchised hotel revenues

The manachise and franchise agreement contains the following promised services:

●Intellectual Property (“IP”) license grant the right to access the Group’s hotel system IP, including brand names.
●Pre-opening services include providing services (e.g., install IT information system and provide access to purchase platform, help to obtain operational qualification, and help to recruit and train employees) to the franchisees to assist in preparing for the hotel opening.
●System maintenance services include providing standardization hotel property management system (“PMS”), central reservation system (“CRS”) and other internet related services.
●Hotel management services include providing day-to-day management services of the hotels for the franchisees.

The promises to provide pre-opening services and system maintenance services are not distinct performance obligation because they are attendant to the license of IP. Therefore, the promises to provide pre-opening services and system maintenance services are combined with the license of IP to form a single performance obligation. Hotel management services forms a single distinct performance obligation.

Manachised and franchised hotel revenues are derived from franchise or manachise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and franchise service fees, (b) central reservation system usage fees, system maintenance and support fees and (c) reimbursements for hotel manager fees.

Initial one-time franchise fee, is typically fixed and collected upfront and recognized as revenue over the term of the franchise contract. The Group does not consider this advance consideration to include a significant financing component, since it is used to protect the Group from the franchisees failing to adequately complete some or all of its obligations under the contract.

On-going management and franchise service fees are generally calculated as a certain percentage of the room revenues of the franchised hotel. Generally, management and franchise service fees are due and payable on a monthly basis as services are provided and revenue is recognized over time as services are rendered.

Central reservation system usage fees, other system maintenance and support fees are typically billed and collected monthly along with base management and franchise fees, and revenue is generally recognized as services are provided.

Reimbursements for hotel manager fees, which cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The reimbursements are recognized over time within revenues for the reimbursement of costs incurred on behalf of manachised hotels.

Above policies are only applicable to legacy Huazhu. For manachised hotels under Deutsche Hospitality, the franchisees have historically been required to pay Deutsche Hospitality an on-going management fees consisting of a base fee as a percentage of the hotel’s gross revenues and an incentive fee as a percentage of the hotel’s gross adjusted profit. For franchised hotels under Deutsche Hospitality, the franchisees have historically been required to pay Deutsche Hospitality a license fee, a franchise fee and a central service fee. The manachised and franchised hotel revenues of Deutsche Hospitality are recognized over time as services are rendered. The Group is gradually conforming the terms of Deutsche Hospitality’s franchise and management agreements to those of hotels under legacy Huazhu.

Since the COVID-19 outbreak in January 2020, the Group has offered one-time reduction on continuing franchise fees of approximately RMB132 and RMB105 for 2020 and 2021 to help franchisees meet their short-term working capital needs. There is no change to the scope of services or other terms of the agreements. Previously recognized revenue on the original contract was not adjusted.

Other Revenues

Other revenues are derived from activities other than the operation of hotel businesses, which mainly include revenues from the provision of IT products and services and Hua Zhu mall. Revenues from Hua Zhu mall are commissions charged from suppliers for goods sold through the platform and are recognized upon delivery of goods to end customers when its suppliers’ obligation is fulfilled. Revenues from IT products are recognized when goods are delivered and revenues from IT services are recognized when services are rendered.

Loyalty Program

Under the loyalty program the Group administers, members earn loyalty points that can be redeemed for future products and services. Points earned by loyalty program members represent a material right to free or discounted goods or services in the future. The loyalty program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The Group is responsible for arranging for the redemption of points, but the Group does not directly fulfill the redemption obligation except at leased and owned hotels. Therefore, the Group is the agent with respect to this performance obligation for manachised and franchised hotels, and is the principal with respect to leased and owned hotels.

For leased and owned hotels, a portion of the leased and owned revenues is deferred until a member redeems points. The amount of revenue the Group recognize upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem in the Group’s owned and leased hotels.

For manachised and franchised hotels, the portion of revenue deferred by manachised and franchised hotels are collected by the Group which will be refunded upon redemption of points at manachised and franchised hotels. The estimated breakage for points earned in manachised and franchised hotels are recognized as manachised and franchised revenue for each period. The Group estimates breakage based on the Group’s historical experience and expectations of future member behavior and will true up the estimated breakage at end of each period.

Above policies are only applicable to legacy Huazhu. The loyalty program initiated by Deutsche Hospitality has substantially the same rights, nature and redeemable approaches as legacy Huazhu, therefore the accounting treatment is the same. As of December 31, 2021, the contract liabilities related to Deutsche Hospitality were immaterial and the loyalty program of Deutsche Hospitality was in the progress of being migrated to that of legacy Huazhu.

Membership fees from the Group’s customer loyalty program are all from legacy Huazhu, which are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels and also applicable to legacy Huazhu only. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be two to five years which reflects the expected membership retention. Revenues recognized from membership fees were RMB224, RMB223 and RMB243 for the years ended December 31, 2019, 2020 and 2021, respectively, which amount were included in revenues from leased and owned hotel or revenues from manachised and franchised hotels depending on the type of hotels the membership was sold at.

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

Value-Added Taxes and surcharges

Value-Added Taxes and surcharges

The accommodation services of the Group in PRC and Germany are subject to a range from 6% to 19% of Value-Added Taxes, respectively. The Group is subject to education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Advertising and promotional expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB99, RMB150 and RMB165 for the years ended December 31, 2019, 2020 and 2021, respectively.

Government grants

Government grants

Government grants represent cash received by the Group in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts under legacy Huazhu. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received and when all the conditions for their receipts have been satisfied. Government grants recognized by legacy Huazhu were RMB148, RMB154 and RMB110 for the years ended December 31, 2019, 2020 and 2021, respectively, which were recorded as other operating income.

Government grants represent cash received by the Group as compensation for COVID-19 impacts in various countries under legacy DH. The grants consist of short term work compensation, fixed costs compensation and revenue based compensation. Short term work compensation recognized by legacy DH was RMB244 and RMB197 for the year ended December 31, 2020 and 2021, which was netted with operating costs and expenses. Other grants recognized by legacy DH were RMB17 and RMB765 for the year ended December 31, 2020 and 2021, which were recorded as other operating income.

Leases

Leases

As a lessee

Starting from January 1, 2019, the Group adopted ASU 2016-02, Leases (Topic 842), which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. All of the Group’s leases were classified under ASC Topic 842 as operating leases upon this adoption and there are both capital lease and operating lease under legacy DH since the acquisition of DH. The Group elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases. The adoption of ASU 2016-02 did not materially affect the consolidated statements of income or consolidated statements of cash flows and had no impact on the debt covenant compliance under the current agreements.

The Group recognizes a lease liability for future fixed lease payments and variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date and a ROU asset representing the right to use the underlying asset for the lease term. Lease liabilities are recognized at commencement date based on the present value of fixed lease payments and variable lease payments that depend on an index or a rate (initially measured using the index or rate as at the commencement date) over the lease term using the rate implicit in the lease, if available, or the Group’s incremental borrowing rate. As its leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. Upon adoption of ASU 2016-02, the Group elected to use the remaining lease term as of January 1, 2019 in the estimation of the applicable discount rate for leases that were in place at adoption. For the initial measurement of the lease liability for leases commencing after January 1, 2019, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities of operating lease liabilities and finance lease liabilities are classified as operating lease liabilities, current and finance lease liabilities, current, respectively, in the Group’s consolidated balance sheets. Long-term portions of operating lease liabilities and finance lease liabilities are classified as operating lease liabilities, non-current and finance lease liabilities, non-current, respectively, in the Group’s consolidated balance sheets. Most leases have initial terms ranging from 10 to 20 years for legacy Huazhu, and from 20 to 25 years for legacy DH. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The Group’s lease agreements may include nonlease components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. The Group elected the practical expedient of not to separate land components outside PRC from leases of specified property and equipment at the ASC842 transition date. Besides, the Group’s lease payments are generally fixed and certain agreements contain variable lease payments based on the operating performance of the leased property and the changes in the index of consumer pricing index (“CPI”). Almost all the lease agreements with variable lease payments based on the changes in CPI are held by legacy DH. For operating leases, the Group recognizes lease expense on a straight-line basis over the lease term and variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period in which the obligation for those payments is incurred. The operating lease expense is recognized as hotel operating costs, general and administrative expenses and pre-opening expenses in the consolidated statements of comprehensive income. For finance lease, lease expense is generally front-loaded as the finance lease ROU asset is depreciated on a straight-line basis over the shorter of the lease term or useful life of the underlying asset within hotel operating costs in the consolidated statements of comprehensive income, but interest expense on the lease liability is recognized in interest expense in the consolidated statements of comprehensive income using the effective interest method which results in more expense during the early years of the lease. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The ROU assets are measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group, deferred rent and lease incentives, and any off-market terms (that is, favorable or unfavorable terms) present in the lease when the Group acquired leases in a business combination in which the acquiree acts as a lessee. The Group evaluates the carrying value of ROU assets if there are indicators of impairment and reviews the recoverability of the related asset group. The Group excludes the lease obligation from the carrying value of the asset group. Accordingly, the lease payments (both principal and interest) don’t reduce the undiscounted expected future cash flows used to test the asset group for recoverability. If the carrying value of the asset group cannot be recoverable and is in excess of the estimated fair value, the Group records an impairment loss in the consolidated statements of comprehensive income. Noncash lease expense are used as the noncash add-back for the amortization of the operating ROU assets to the operating section of the consolidated statements of cash flow.

The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the consolidated statements of comprehensive income on the contract termination.

In April 2020, the FASB released a Q&A which allows lessees and lessors to make an election to either apply the lease modification guidance or the variable rents guidance under ASC 840 and ASC 842 for lease concessions related to COVID-19 as long as the total cash flows as a result of the concession are substantially the same or less than those in the contract before the concession. A preparer can make this election without the need to determine whether a force majeure clause exists in the lease. The Group has elected to account for the lease concessions as variable lease expenses.

The favorable lease agreements and unfavorable lease agreements in which the Group acts as a lessee were reclassified to operating lease right-of-use assets on January 1, 2019, upon adoption of ASC 842, Leases, which are amortized combining with right-of-use assets over remaining operating lease terms. These estimated useful lives are generally as follows:

Favorable lease agreements acquired before the adoption of ASC 842	Remaining lease terms from 1 to 20 years
Unfavorable lease agreements	Remaining lease terms from 3 to 13 years

Sublease

The Group subleases property which are not suitable to operate hotels to third parties under operating leases. In accordance with the provisions of ASC 842, since the Group has not been relieved as the primary obligor of the head lease, the Group cannot net the sublease income against its lease payment to calculate the lease liability and ROU asset. The Group’s practice has been, and will continue to, straight-line the sub-lease income over the term of the sublease, which is consistent with the accounting treatment under ASC840.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. For a particular tax-paying component of an entity and within a particular tax jurisdiction, all deferred tax liabilities and assets, as well as any related valuation allowance, shall be offset and presented as a single noncurrent amount. However, an entity shall not offset deferred tax liabilities and assets attributable to different tax-paying components of the entity or to different tax jurisdictions.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US$”). Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured in functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Comprehensive income

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income, foreign-currency translation adjustments and gain (loss) arising from defined benefit plan.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments, loan receivables, amount due from related parties, other current assets, other assets and accounts receivable. All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group’s management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term and long-term investments consist of equity investments in listing and private companies. The Group’s loan receivables are lent to entities with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining credit losses for accounts receivable, loan receivable and financial assets, including other current assets, other assets and amounts due from related parties based on the expectation of future economic conditions, historical collection experience and a loss-rate approach.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates. The Group’s financial instruments include cash and cash equivalent, restricted cash, loan receivables current and non-current portion, receivables, payables, short-term debts, long-term debts. The carrying amounts of these short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts and long-term loan receivables approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed. The carrying amounts of convertible senior notes were RMB3,290, RMB6,318 and RMB6,186 and the corresponding fair value estimated based on quoted market price were RMB3,711, RMB7,747 and RMB6,681, as of December 31, 2019, 2020 and 2021, respectively. The fair value of pension plan assets is discussed in Note 18.

As of December 31, 2020 and 2021, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
As of			Assets	Observable Inputs	Inputs
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2020	Equity securities with readily determinable fair value	3,903	3,903	—	—
2020	Available-for-sale debt securities	220	—	220	—
2020	Employee benefit plan assets	6	6	—	—
2021	Equity securities with readily determinable fair value	2,589	2,589	—	—
2021	Available-for-sale debt securities	220	—	220	—
2021	Employee benefit plan assets	5	5	—	—

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the years ended December 31, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
		Fair Value for	Identical	Observable	Unobservable	Total
Years Ended		Years Ended	Assets	Inputs	Inputs	Loss for
December 31,	Description	December 31	(Level 1)	(Level 2)	(Level 3)	the Year
2020	Property and equipment	2	—	—	2	41
2020	Operating lease right-of-use assets	71	—	—	71	139
2020	Long-term investment	—	—	—	—	92
2020	Goodwill	2,328	—	—	2,328	437
2021	Property and equipment	33	—	—	33	24
2021	Operating lease right-of-use assets	88	—	—	88	48
2021	Intangible assets	2,556	—	—	2,556	245
2021	Long-term investment	—	—	—	—	63

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB3, RMB43 and RMB57 was not fully recoverable and consequently recorded an impairment charge of RMB3, RMB41 and RMB24 for the years ended December 31, 2019, 2020 and 2021, respectively. The Group also determined that the operating lease right-of-use assets amount with a carrying amount of nil, RMB210 and RMB136 was not fully recoverable and recorded an impairment charge of nil, RMB139 and RMB48 for the years ended December 31, 2019, 2020 and 2021, respectively.

Fair value of the property and equipment and operating lease right-of-use assets impairment testing were determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used and its reporting units are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are ranged between negative 15%and 4%, 8.64% and 20%, respectively, for the years ended December 31, 2019, 2020 and 2021, respectively.

As a result of the impairment assessment, the Group determined that the intangible assets amount with a carrying amount of nil, nil and RMB2,801 exceeded their fair value and recorded an impairment charge of nil, nil and RMB245 for the years ended December 31, 2019, 2020 and 2021, respectively.

As a result of the impairment assessment, the Group determined that the long-term investment amount with a carrying amount of RMB10, RMB92 and RMB63 was fully impaired as a result of the impairment assessment for the years ended December 31, 2019, 2020 and 2021, respectively.

As a result of the impairment assessment, the Group determined that the goodwill amount with a carrying amount of nil, RMB2,768 and nil was impaired and recorded an impairment charge of nil, RMB437 and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2019, 2020 and 2021, the Group recognized share-based compensation expenses of RMB110, RMB122 and RMB109, respectively, which were classified as follows:

	Years Ended December 31,
	2019	2020	2021
Hotel operating costs	35	42	39
Selling and marketing expenses	3	4	4
General and administrative expenses	72	76	66
Total	110	122	109

Earnings (losses) per share

Earnings (losses) per share

Basic earnings (losses) per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vest of nonvested restricted stocks (using the treasury stock method).

The loaned shares under the ADS lending agreement are excluded from both the basic and diluted earnings (losses) per share calculation unless default of the ADS lending arrangement occurs which the Group considered the possibility is remote.

Segment and geography information

Segment and geography information

The Group identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The Group’s chief operating decision maker has been identified as the chief executive officer. Before the acquisition of DH completed on January 2, 2020, CODM regularly reviews the operation data, such as industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, to assess the performance and allocate the resources at brand level. All the acquired business including Accor, Crystal Orange and Blossom Hotel Management has been migrated to the Group’s business, and the Group operates and manages its business as a single segment. After the acquisition of DH, CODM regularly reviews the operating data and EBITDA, which is defined as earnings before interest income, interest expense, income tax expense (benefit) and depreciation and amortization, a financial measure for legacy Huazhu and legacy DH separately to evaluate their performance. Therefore, in January 2020, the Group modified its operating segment structure to be two operating segments which are legacy Huazhu and legacy DH as a result of a change in the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses nature of operating segments and evaluates the operating results of each reporting segments. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments.

The following table provides a summary of the Group’s operating segment results for the years ended December 31, 2020 and 2021. The Group presents segment information after elimination of intercompany transactions.

	Years Ended December 31,
	2020			2021
	Legacy	Legacy		Legacy	Legacy
	Huazhu	DH	Total	Huazhu	DH	Total

Total revenues	8,664	1,532	10,196	11,247	1,538	12,785
Operating costs and expenses	8,978	2,947	11,925	10,549	3,058	13,607
Goodwill impairment loss	—	437	437	—	—	—
Other operating income, net	214	266	480	193	793	986
Interest income	118	1	119	88	1	89
Interest expense	427	106	533	291	114	405
Other (expenses) income, net	(92)	3	(89)	139	18	157
Unrealized (losses) gains from fair value changes of equity securities	(266)	1	(265)	(96)	—	(96)
Foreign exchange gain (loss)	176	(1)	175	(294)	(23)	(317)
(Loss) income before income tax	(591)	(1,688)	(2,279)	437	(845)	(408)
Income tax expense (benefit)	151	(366)	(215)	249	(237)	12
(Loss) from equity method investments	(117)	(23)	(140)	(50)	(10)	(60)
Net loss attributable to noncontrolling interest	(12)	—	(12)	(15)	—	(15)
Net (loss) income attributable to Huazhu Group Limited	(847)	(1,345)	(2,192)	153	(618)	(465)
Income tax expense (benefit)	151	(366)	(215)	249	(237)	12
Interest income	118	1	119	88	1	89
Interest expense	427	106	533	291	114	405
Depreciation and amortization	1,123	239	1,362	1,222	281	1,503
EBITDA	736	(1,367)	(631)	1,827	(461)	1,366

The following table presents total assets for operating segments, reconciled to consolidated amounts:

	As of December 31,
	2020			2021
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total assets	46,243	18,912	65,155	45,353	17,916	63,269

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2020	2021
China	8,647	11,231
Germany	1,212	1,263
All others	337	291
Total	10,196	12,785

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of December 31,
	2020	2021
China	30,635	33,143
Germany	15,670	13,884
All others	2,544	2,929
Total	48,849	49,956

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue and certain long lived assets for the years ended and as of December 31, 2020 and 2021.

Treasury shares

Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. As of December 31, 2020 and 2021, under the repurchase plan, the Company had repurchased an aggregate of 30,967,640 and 30,974,040 ordinary shares on the open market for cash consideration of RMB107 and RMB107, respectively. The repurchased shares were presented as “treasury shares” in shareholders’ equity on the Group’s consolidated balance sheets.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Adopted Accounting Standards

In August 2018, the FASB issued ASU 2018-14, Compensation - Retirement Benefits - Defined Benefit Plans - General (Topic 715-20). The amendment modifies the disclosure requirements for employers that sponsor defined benefit pension or other post-retirement plans. The revised guidance is effective for financial statements issued for fiscal years beginning after December 15, 2020, with early adoption permitted. The Group adopted the guidance on January 1, 2021, as required. There was no material impact on the Group’s consolidated financial statements and related disclosures as a result of adopting this new standard.

In December 2019, the FASB has issued ASU No. 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes. The guidance issued in this update simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition for deferred tax liabilities for outside basis differences. This ASU also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Group adopted the guidance on January 1, 2021, as required. There was no material impact on the Group’s consolidated financial statements and related disclosures as a result of adopting this new standard.

In January 2020, the FASB has issued ASU No. 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815 — a consensus of the FASB Emerging Issues Task Force. This update addresses the accounting for certain equity securities upon the application or discontinuation of the equity method of accounting. Further, the update addresses scope considerations for forward contracts and purchased options on certain securities. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted the guidance on January 1, 2021, as required. There was no material impact on the Group’s consolidated financial statements and related disclosures as a result of adopting this new standard.

Accounting Standards Not Yet Adopted

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). The amendments create an exception to the general recognition and measurement principal in ASC 805, Business Combinations to measure assets and liabilities acquired in a business combination at fair value. Instead, an acquirer in a business combination will be required to apply ASC 606 to recognize and measure contract assets and contract liabilities that result from contracts accounted for under ASC 606 on the acquisition date and will generally result in the acquirer recognizing amounts consistent with those recorded by the acquiree immediately before the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance. The amendments in this ASU require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The amendments in this ASU are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The Group does not expect this ASU would have a material impact on the consolidated financial statements.

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1 = RMB6.3726, on December 30, 2021, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 30, 2021, or at any other rate.